NATURE OF ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 23, 2023	Apr. 30, 2024	Apr. 30, 2023	Jan. 31, 2023	Apr. 30, 2024	Apr. 30, 2023	Oct. 31, 2023	Oct. 31, 2022	Jul. 31, 2023	May 31, 2023
Product Information [Line Items]
Stockholders' Equity, Reverse Stock Split	1-for-26 reverse stock split			1 to 26 reverse stock split
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001			$ 0.001		$ 0.001	$ 0.001
Revenue		$ 572,937	$ 307,843		$ 997,147	$ 651,874	$ 1,763,451	$ 3,293,293
Deferred revenue current		525,387			525,387		525,387	650,000
Composed of deferred revenue		685,005			685,005		685,005
Prepaid project cost		159,618			159,618		159,618
Revenue recognized		0	0					500,000
Deferred revenue		157,105			157,105		119,671	73,537
Project related expenses								217,747
Accounts receivables, related parties		157,105			157,105		119,671	73,537
Allowance for doubtful accounts receivable		975			975		975	2,500
Impairment expense							0	0
Capitalized patent costs		82,811			82,811		82,325	8,390
Operating lease right of use asset		409,900			409,900		476,241	277,381		$ 271,396
Operating lease liability		409,900			409,900		476,241			$ 271,396
Amortization of operating lease - right-of-use asset		32,734	12,674		66,341	25,687	$ 72,536	55,616
Deferred Costs		2,656,962	0		2,656,962	0
Minimum [Member]
Product Information [Line Items]
Property and equipment, estimated useful lives							3 years
Maximum [Member]
Product Information [Line Items]
Property and equipment, estimated useful lives							5 years
European Wellness Agreement [Member]
Product Information [Line Items]
Deferred revenue current							$ 250,000		$ 250,000
Project related expenses							58,254		$ 58,254
Selling, General and Administrative Expenses [Member] | Joint Operating Agreement [Member]
Product Information [Line Items]
Deferred revenue							0	78,257
Other Selling, General and Administrative Expense		$ 0	50,147
Consulting Revenue [Member]
Product Information [Line Items]
Revenue			$ 25,000			$ 25,000	$ 25,000	$ 600,000
Total revenue percentage					4.00%		1.00%	18.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk percentage						45.00%	43.00%	17.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk percentage							15.00%	15.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Product Information [Line Items]
Concentration risk percentage								14.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Product Information [Line Items]
Concentration risk percentage					10.00%		10.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk percentage					38.00%		2.00%	1.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Dr Jack Zamora [Member]
Product Information [Line Items]
Concentration risk percentage					30.00%		30.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Zamora [Member]
Product Information [Line Items]
Concentration risk percentage					2.00%	3.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk percentage					25.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Product Information [Line Items]
Concentration risk percentage					11.00%
Accounts Receivables [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk percentage					50.00%		39.00%	28.00%
Accounts Receivables [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk percentage					26.00%		35.00%	10.00%
Accounts Receivables [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Product Information [Line Items]
Concentration risk percentage							10.00%	10.00%